Document and Entity Information	18 Months Ended
Jun. 30, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Trading Symbol	csay
Entity Registrant Name	China SHESAYS Medical Cosmetology Inc.
Entity Central Index Key	0001401371
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Statement of Financial Position (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 780,882	$ 1,029,280	$ 1,371,732
Restricted cash	386,787	0
Inventories, net	499,495	521,254	335,932
Due from stockholders	0	52,821	0
Other current assets and prepaid expenses	884,233	626,877	526,507
Total Current Assets	2,551,397	2,230,232	2,234,171
PROPERTY AND EQUIPMENT, NET	7,583,383	6,008,198	1,629,661
DEFERRED TAX ASSETS	554,716	389,847	0
TOTAL ASSETS	10,689,496	8,628,277	3,863,832
CURRENT LIABILITIES
Accounts payable	514,933	725,386	508,643
Notes payable	1,759,109	910,332	42,659
Deferred revenue	44,948	24,441	24,254
Other payables and accrued liabilities	1,677,411	1,757,975	655,913
Income tax payable	815,877	706,450	54,428
Sales tax payable and other taxes payable	14,291	13,487	7,260
Due to a related company		0	20,555
Total Current Liabilities	4,826,569	4,138,071	1,313,712
COMMITMENTS AND CONTINGENCIES	0	0	0
China Shesays stockholders' equity
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued or outstanding as of June 30, 2011 and December 31, 2010	0	0	0
Common stock, $0.001 par value, 65,849,200 shares authorized, 18,600,012 shares issued as of June 30, 2011 and December 31, 2010	18,600	18,600	13,500
Additional paid-in capital	2,166,401	2,160,485	1,011,153
Unappropriated	2,944,060	1,640,050	1,373,765
Appropriated	429,566	429,566	151,284
Accumulated other comprehensive income	200,712	109,892	418
Total China Shesays Stockholders' Equity	5,759,339	4,358,593	2,550,120
Noncontrolling interest	103,588	131,613	0
Total Equity	5,862,927	4,490,206	2,550,120
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,689,496	$ 8,628,277	$ 3,863,832

Statement of Financial Position (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	65,849,200	65,849,200	65,849,200
Common Stock, Shares, Issued	18,600,012	18,600,012	13,500,012

Statement of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUE
Cosmetic surgery services	$ 1,530,619	$ 1,428,536	$ 3,224,377	$ 3,051,966	$ 6,195,516	$ 4,835,389
Professional medical beauty services	2,441,374	1,125,457	4,065,290	2,488,894	4,940,433	2,998,806
Cosmetic dentistry services	28,879	91,105	56,388	231,958	427,427	579,822
Sales of goods	211,402	119,652	441,348	239,857	609,855	420,656
Total Revenue	4,212,274	2,764,750	7,787,403	6,012,675	12,173,231	8,834,673
Cost of service revenue
Cosmetic surgery services	(215,550)	(479,840)	(590,255)	(907,140)	(1,762,733)	(1,536,779)
Professional medical beauty services	(409,718)	(216,160)	(740,318)	(355,927)	(847,827)	(517,428)
Cosmetic dentistry services	(20,116)	(34,051)	(40,101)	(78,310)	(164,928)	(168,547)
Cost of goods sold	(76,343)	(2,277)	(156,628)	(51,962)	(228,078)	(162,705)
Depreciation	(125,651)	(74,820)	(249,549)	(146,267)	(349,328)	(206,831)
Total Cost of Revenue	(847,378)	(807,148)	(1,776,851)	(1,539,606)	(3,352,894)	(2,592,290)
GROSS PROFIT	3,364,896	1,957,602	6,010,552	4,473,069	8,820,337	6,242,383
OPERATING EXPENSES
Selling, general and administrative expenses	1,485,863	804,233	2,292,655	1,261,909	3,860,858	2,680,577
Advertising costs	961,155	288,435	1,649,189	684,719	3,014,871	1,290,545
Professional and consultant fees	88,642	350,850	195,763	378,906	716,910	138,292
Depreciation	95,148	40,981	186,440	78,073	197,071	125,768
Total Operating Expenses	2,630,808	1,484,499	4,324,047	2,403,607	7,789,710	4,235,182
INCOME FROM OPERATIONS	734,088	473,103	1,686,505	2,069,462	1,030,627	2,007,201
OTHER INCOME (EXPENSES)
Other income	21	316	28	617	4,574	52,714
Interest income	375	1,027	546	2,590	5,128	3,383
Interest expenses	(18,127)	(15,042)	(25,872)	(21,606)	(48,852)	(3,224)
Imputed interest	0	0	0	(247)	(250)	(1,027)
Other expenses	(1,692)	(22,341)	(25,169)	(74,969)	(41,530)	(66,489)
Total Other Expenses, net	(19,423)	(36,040)	(50,467)	(93,615)	(80,930)	(14,643)
INCOME FROM OPERATIONS BEFORE TAXES	714,665	437,063	1,636,038	1,975,847	949,697	1,992,558
Income tax expenses	(62,192)	(106,953)	(359,734)	(512,073)	(424,737)	(226,116)
NET INCOME	652,473	330,110	1,276,304	1,463,774	524,960	1,766,442
Net loss attributable to noncontrolling interest	18,367	0	27,706	0	19,607	0
NET INCOME ATTRIBUTABLE TO CHINA SHESAYS COMMON STOCKHOLDERS	670,840	330,110	1,304,010	1,463,774	544,567	1,766,442
OTHER COMPREHENSIVE INCOME
Total foreign currency translation gain	75,101	15,577	90,821	15,976	108,972	1,073
Less: foreign currency translation gain attributable to noncontrolling interest	(347)	0	(319)	0	502	0
Foreign currency translation gain attributable to China Shesays common stockholders	74,754	15,577	90,502	15,976	109,474	1,073
COMPREHENSIVE INCOME ATTRIBUTABLE TO CHINA SHESAYS COMMON STOCKHOLDERS	$ 745,594	$ 345,687	$ 1,394,512	$ 1,479,750	$ 654,041	$ 1,767,515
Net income per share-basic and diluted	$ 0.04	$ 0.02	$ 0.07	$ 0.1	$ 0.03	$ 0.13
Weighted average number of shares outstanding during the period
- basic and diluted	18,600,012	14,736,279	18,600,012	14,121,561	16,170,417	13,500,012

Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,276,304	$ 1,463,774	$ 524,960	$ 1,766,442
Adjusted to reconcile net income to cash provided by operating activities:
Depreciation - cost of revenue	249,549	146,267	349,328	206,831
Depreciation - operating expenses	186,440	78,073	197,071	125,768
Deferred income taxes	(157,178)	0	(384,725)	0
Impairment loss on other receivables			146,873	0
Loss on disposal of property and equipment	1,053	8,235	14,613	0
Imputed interest	0	247	250	1,027
(Increase) decrease in:
Inventories, net	31,679	29,969	(168,458)	(199,053)
Other current assets and prepaid expenses	(242,572)	(771,729)	(226,685)	(273,935)
Increase (decrease) in:
Accounts payable	(222,207)	(49,427)	192,802	86,277
Deferred revenue	19,797	(2,315)	(701)	21,860
Other payables and accrued liabilities	116,108	143,291	698,339	375,036
Income tax payable	94,407	456,730	633,748	34,079
Sales tax payable and other taxes payable	532	3,629	5,806	(27,839)
Increase in restricted cash	(386,787)	0
Net cash provided by operating activities	1,353,912	1,506,744	1,983,221	2,116,493
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,237,047)	(412,775)	(4,416,540)	(747,484)
Deposits paid for acquiring property and equipment	0	(1,443,577)
Proceeds from disposal of property and equipment	130,013	0
Long term prepaid expenses	0	(1,068,878)
Due from stockholders	52,821	(52,821)	(52,821)	0
Net cash used in investing activities	(2,441,000)	(2,978,051)	(4,469,361)	(747,484)
CASH FLOWS FROM FINANCING ACTIVITIES
Bank loan borrowed	1,739,117	877,868	887,587	73,090
Bank loan repaid	(917,740)	(36,578)	(43,146)	(30,454)
Due to a related company	0	(20,563)	(20,790)	(85,603)
Due to stockholders			0	(726,434)
Net proceeds from stock issuance in private placement			1,104,000	0
Contribution by stockholders	5,916	50,000	50,182	731,294
Contribution by a noncontrolling stockholder			151,722	0
Net cash provided by financing activities	827,293	870,727	2,129,555	(38,107)
EFFECT OF EXCHANGE RATES ON CASH	11,397	3,107	14,133	419
NET DECREASE IN CASH AND CASH EQUIVALENTS	(248,398)	(597,473)	(342,452)	1,331,321
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,029,280	1,371,732	1,371,732	40,411
CASH AND CASH EQUIVALENTS AT END OF PERIOD	780,882	774,259	1,029,280	1,371,732
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expenses	25,872	21,606	48,852	3,224
Cash paid for income tax	$ 423,456	$ 55,343	$ 175,714	$ 192,037

Statement of Stockholders Equity (USD $)	Common Stock [Member]	Additional paid in capital [Member]	Unappropriated Retained Earnings [Member]	Appropriated Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Beginning Balance at Dec. 31, 2008
Net income for the year			$ 1,766,442				$ 1,766,442
Foreign currency translation gain					1,073		1,073
Comprehensive income							1,767,515
Imputed interest		1,027					1,027
Transfer to statutory surplus reserve			(151,284)	151,284
Contribution by stockholders		731,294					731,294
Contribution to registered capital of subsidiary by minority stockholder							0
Ending Balance at Dec. 31, 2009	13,500	1,011,153	1,373,765	151,284	418		2,550,120
Ending Balance (Shares) at Dec. 31, 2009							13,500,012
Net income for the year			544,567			(19,607)	544,567
Foreign currency translation gain					109,474	(502)	109,474
Comprehensive income							654,041
Imputed interest		250					250
Transfer to statutory surplus reserve			(278,282)	278,282
Stock issued in connection with recapitalization	4,500	(4,500)
Stock issued in connection with recapitalization (Shares)	4,500,000
Stock issued in connection with private placement	600	1,103,400					1,104,000
Stock issued in connection with private placement (Shares)	600,000
Contribution by stockholders		50,182					50,182
Contribution to registered capital of subsidiary by minority stockholder						151,722	151,722
Ending Balance at Dec. 31, 2010	$ 18,600	$ 2,160,485	$ 1,640,050	$ 429,566	$ 109,892	$ 131,613	$ 4,358,593
Ending Balance (Shares) at Dec. 31, 2010	18,600,012

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION [Text Block]
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

	(A)	Organization

SN Strategies Corp. was incorporated under the laws of the State of Nevada on January 18, 2002.

Perfect Support Limited (“Perfect Support”) was incorporated in the British Virgin Islands (“BVI”) on January 15, 2010 as an investment holding company. Through its wholly owned subsidiary, Chengdu Boan Investment Management Co., Limited (“Chengdu Boan”), the Company is principally engaged in providing consultancy services on medical beauty services, cosmetic surgery services and cosmetic dentistry services in the People’s Republic of China (“PRC”). Chengdu Boan was incorporated in the PRC as a wholly-owned foreign enterprise on April 27, 2010. In accordance with the business permit, Chengdu Boan’s right of operation expires on April 27, 2040 and is renewable on expiry.

Sichuan Shesays Cosmetology Hospital Company Limited (“Sichuan Shesays”) was incorporated in the PRC on May 30, 2005 as a limited liability company. Sichuan Shesays is a clinic for providing professional medical beauty services, cosmetic surgery services and cosmetic dentistry services to customers in the PRC. In accordance with its business permit, the Company’s right of operation expires on May 30, 2025.

On April 27, 2010, Chengdu Boan entered into a series of contractual agreements (collectively known as the Restructuring Agreements and see note 2) with Sichuan Shesays and the stockholders of Sichuan Shesays in which Chengdu Boan assumed the management of the business activities of Sichuan Shesays and its subsidiaries, if any, from time to time, Sichuan Shesays and its subsidiaries agreed to pay 100% of its residual return to Chengdu Boan. Through this arrangement, Sichuan Shesays and its subsidiaries, if any, became contractually controlled subsidiaries of Chengdu Boan. Based on these contractual arrangements, the Company considers Sichuan Shesays and its subsidiaries to be Variable Interest Entities (“VIEs”) under ASC 810 "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51”and Perfect Support through Chengdu Boan is the primary beneficiary of Sichuan Shesays and its subsidiaries (See note 2). Accordingly, Sichuan Shesays and its subsidiaries should be consolidated under ASC 810. Immediately prior to the transaction completed on April 27, 2010, the five individuals who owned 90% of Perfect Support, the 100% stockholder of Chengdu Boan also owned 100% of the registered capital of Sichuan Shesays. As Perfect Support, Chengdu Boan, Sichuan Shesays and its subsidiaries were under common control, the contractual arrangements have been accounted for as a reorganization of entities under common control and Chengdu Boan consolidates Sichuan Shesays and its subsidiaries in accordance with FASB ASC 805-40-45 and Regulation S-X 3A-02 as if the reorganization occurred at the beginning of the first period presented.

On June 6, 2010, SN Strategies Corp., the Parent, China Shesays Medical Cosmetology Inc., the Merger Sub, a Nevada corporation, wholly owned by the Parent and incorporated on May 20, 2010, Perfect Support, known as the Acquired Sub, and the stockholders of the Acquired Sub, entered into an Agreement and Plan of Merger pursuant to which the Merger Sub agreed to acquire 100% of the common stock of the Acquired Sub. In connection with the merger, the Merger Sub issued to the stockholders of the Acquired Sub 10 shares of its common stock of  $0.001 each amounting to  $0.01 for 50,000 shares of the Acquired Sub’s common stock of  $1 each amounting to  $50,000 which represents 100% of the outstanding shares of the Acquired Sub’s common stock. The 10 shares of common stock of the Merger Sub were subsequently converted to 13,500,012 shares of common stock of the Parent Company.

Concurrent with the merger, the Merger Sub merged with and into the Parent at the effective time of the merger. The Merger Sub no longer exists, and the Parent’s name was subsequently changed to the Merger Sub’s name.

For financial reporting purposes, the merger has been accounted for as a recapitalization of the Parent whereby the historical financial statements and operations of the Acquired Sub become the historical financial statements of the Company, with no adjustments to the carrying values of the assets and liabilities. Share and per share amounts reflect the effects of the recapitalization for all periods presented. In addition, the presentation for all periods includes equity transactions of the Acquired Sub as adjusted for the effects of the recapitalization.

On July 8, 2010, Sichuan Shesays established a PRC limited liability company, Leshan Jiazhou Shesays Junge Cosmetology Company Limited (“Leshan Jiazhou Shesays”) with a registered capital of  $736,594 to which Sichuan Shesays contributed  $265,984 in cash and a set of machinery totaling  $470,610 in lieu of cash. Leshan Jiazhou Shesays is a clinic for providing professional medical beauty services and cosmetic surgery services to customers in the PRC. In accordance with its business permit, the Company’s right of operation expires on June 17, 2014.

On August 18, 2010, Sichuan Shesays together with a third party established a PRC limited liability company, Yibin Shesays Junge Cosmetology Clinic Company Limited (“Yibin Shesays”) with a registered capital of  $734,981. Sichuan Shesays contributed  $587,985 in cash to the registered capital of Yibin Shesays, representing 80% of the equity of Yibin Shesays. Yibin Shesays is a clinic for providing professional medical beauty services and cosmetic surgery services to customers in the PRC. In accordance with its business permit, the Company’s right of operation expires on December 31, 2014.

On October 20, 2010, Sichuan Shesays established a PRC limited liability company, Zigong Shesays Junge Cosmetology Clinic Company Limited (“Zigong Shesays”) with a registered capital of  $751,213. Sichuan Shesays contributed  $244,219 in cash and a set of machinery totaling  $506,994 in lieu of cash. Zigong Shesays is a clinic for providing professional medical beauty services and cosmetic surgery services to customers in the PRC. In accordance with its business permit, the Company’s right of operation expires on October 19, 2014.

China Shesays, Perfect Support, Chengdu Boan, Sichuan Shesays, Leshan Jiazhou Shesays and Yibin Shesays and Zigong Shesays are hereinafter referred to as (“the Company”).

(B)	Basics of consolidation/combination

The consolidated financial statements for the year ended December 31, 2010 include the financial statements of China Shesays, its wholly owned subsidiaries, Perfect Support and Chengdu Boan and the contractually controlled affiliate, Sichuan Shesays and its wholly owned subsidiary, Leshan Jiazhou Shesays, Zigong Shesays and 80% owned subsidiary, Yibin Shesays, The noncontrolling interest represent the minority stockholders’ 20% proportionate share of the results of Yibin Shesays.

The combined financial statements for the year ended December 31, 2009 include the financial statements of China Shesays and its contractually controlled affiliate, Sichuan Shesays.

All significant inter-company balances and transactions have been eliminated in consolidation/combination.

(C)	Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidation financial statements and the reported amounts of revenue and expenses during the reporting period.

Customer reward program

The Company measures the cost of the credit point by reference of services redeemed in the prior years and the probability of redemption are estimated by the directors based on the past history. Actual results may be different from the estimation.

Variable interest entities

Current PRC laws and regulations require any foreign entities that invest directly in the medical services industry to have direct operations in the medical industry outside of China. In addition, foreign entity is not allowed in China to setup wholly-owned medical institute although the foreign entity is permitted to set a joint venture medical institute at maximum of 70%.

The Company does not currently directly operate medical services outside of China and cannot qualify under PRC regulations before the Company commences any such operations outside of China. While the Company’s indirect PRC operating subsidiaries are eligible for the required licenses for providing medical services in China and some of the indirect PRC operating subsidiaries have obtained such licenses, the Company has been using and is expected to continue to use the PRC operating affiliates and their subsidiaries.

Management estimated that the risk of loss in respect of the Company’s current ownership structure or the contractual arrangements is remote.

(D)	Cash and cash equivalents

For purpose of the statements of cash flows, cash and cash equivalents include cash on hand and demand deposits with a bank with a maturity of less than three months.

(E)	Inventories

Inventories represent medical materials and finished goods – merchandise and are stated at the lower of cost or market. Cost represents invoiced value on purchases and is being calculated on the weighted average basis.

The Company provided inventory allowances based on excess and obsolete inventories determined principally by demand for these products.

(F)	Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Expenditures for additions, major renewals and betterments are capitalized and expenditures for maintenance and repairs are charged to expense as incurred.

Depreciation is provided on a straight-line basis, less estimated residual value over the assets’ estimated useful lives. The estimated useful lives are as follows:

Buildings	20 Years
Leasehold improvements	5 Years
Medical equipment	3 to 10 Years
Motor vehicles	5 Years
Office equipment	3 to 10 Years

(G)	Long-lived assets

The Company accounts for long-lived assets under the FASB Codification Topic 360 (ASC 360) “Accounting for Goodwill and Other Intangible Assets” and “Accounting for Impairment or Disposal of Long-Lived Assets”. In accordance with ASC 360, long-lived assets held and used by the Company are reviewed for impairment annually during the fourth quarter or more frequently if events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. For purposes of evaluating the recoverability of long-lived assets, when undiscounted future cash flows will not be sufficient to recover an asset’s carrying amount, the asset is written down to its fair value. The long-lived assets of the Company, which are subject to evaluation, consist primarily of property and equipment. For the years ended December 31, 2010 and 2009, the Company has not recognized any allowances for impairment.

(H)	Fair value of financial instruments

ASC 820 Fair Value Measurements and Disclosures defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).” The standard establishes a consistent framework for measuring fair value and expands disclosure requirements about fair value measurements. ASC 820, among other things, requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Fair value hierarchy

ASC 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect our estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flows models and similar techniques.

The Company did not identify any assets or liabilities that are required to be presented on the balance sheet at fair value in accordance with ASC 820 as the carrying values of cash and cash equivalents, due from stockholders, other current assets and prepaid expenses, accounts payable, other payables and accrued liabilities and notes payable approximate their fair values due to the short maturities of these instruments.

The Company determines the fair value of the warrants using the Black-Scholes Option-Pricing model using inputs that are derived from observable and unobservable data and are therefore considered Level 3 in the fair value hierarchy. See Note 12 for further information.

(I)	Revenue recognition

The Company recognizes revenue in the period in which the services are performed. The Company recognizes revenue under the provisions of ASC 605, Revenue Recognition when all of the following have occurred: persuasive evidence of arrangement with the customer, services has been performed, fees are fixed or determinable and collectability of the fees is reasonably assured. These criteria as related to the Company’s revenue are considered to have been met as follows:

Services fees

Revenue from rendering of services is recognized when the services are rendered. Fees received in advance for prepaid service packages are recorded as deferred revenue under current liabilities and are recognized on a systematic basis in accordance with service usage. As the Company is primarily engaged in providing professional medical beauty and cosmetic services, the Company is subject to claims from customers, usually in form of demand for refund of service fee paid. The Company’s policy allows for refund only upon the Company’s authorization for reasonable demand. Based on the past experience on refunds incurred, the Company considers that amount is not material to the Company’s operation. Pursuant to ASC 954-605-25, the Company recognized refunds and discounts on an accrual basis and deducted from gross service revenue to determine net service revenue. During the years ended December 31, 2010 and 2009, the amount of refund of service fee was  $31,393 and  $24,130 respectively.

The service usage is measured by the percentage of service rendered based on the content of package. For example, if the service package composed of 3 injections of Botox, the usage of service will be 1/3 when each injection is applied and the payment rate is determined prospectively.

Sales of goods

The Company recognizes revenue on sales of goods when the goods are delivered and title to the goods passes to the customers provided that: (i) there are no uncertainties regarding customer acceptance; persuasive evidence of an arrangement exists; (ii) the sales price is fixed and determinable; and (iii) collectability is deemed probable. It is the Company’s policy not to allow return of goods once the goods are inspected by and delivered to the customer. Accordingly, the Company makes no allowance for potential losses arising from sales return.

Accrued liability for customer reward program

The Company establishes a membership reward program of which the membership is free of charge. Under the membership reward program, members enjoy high discounts on services and accumulate membership credit points that vary depending on the services rendered. Members are eligible to redeem credit points to reduce the fees for services rendered by the Company and these credit points do not have any expiry date. The costs associated with these incentives are included in deductions from revenue and accrued for as a current liability as members accumulate credit points. As members redeem credit points, the accrued liability is reduced correspondingly. As of December 2010 and 2009, the Company’s accrued liability for its customers reward program amounted to  $18,586 and  $56,497 respectively, based on the estimated liabilities under the customer reward program.

Cash coupons

Third parties and the Company’s customers may be awarded cash coupons. The coupons are distributed on a random and discretionary basis to induce future services and treatments and are redeemable within a short time period. The cash coupons cannot be renewed or extended. No liability is recorded when the coupons are distributed, except where redemption of the coupons will result in the services being sold at a loss. The Company recognizes a reduction in revenue as a promotional allowance for these cash coupons at the later date at which the related revenue is recognized or the date at which the coupons are distributed in accordance with ASC 605-50-25-3. No cash coupons were issued during 2010 and  $192,996 were issued in 2009.

(J)	Advertising costs

The Company expenses production costs of print, radio, television and other advertisements as of the first date the advertisements take place. Advertising costs included in selling, general and administrative expenses were  $3,014,871 and  $1,290,545 for the years ended December 31, 2010 and 2009 respectively. As of December 31, 2010 and 2009, advertising and production costs of approximately  $83,006 and  $255,953 respectively, were primarily recorded in other current assets and prepaid expenses in the balance sheets.

(K)	Income taxes

Income taxes are accounted for under the asset and liability method is accordance with ASC 740-10. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company provides valuation allowances against the net deferred tax asset for amounts that are not considered more likely than not to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The adoption had no effect on the Company’s financial statements.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences, and deferred tax assets are recognized to the extent that is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the profit or loss, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax asset and liabilities on a net basis. As of December 31, 2010 and 2009, the Company’s deferred tax assets amounted to  $389,847 (restated) and  $0, respectively.

(L)	Operating leases

Operating leases represent those leases under which substantially all the risks and rewards of ownership of the leased assets remain with the lessors. Rental payments under operating leases are charged to expense on the straight-line basis over the period of the leases. Rent for clinic spaces and staff quarters' paid in 2010 and 2009 was  $650,972 (restated) and  $185,712 respectively.

(M)	Foreign currency transactions

The functional currency of the Company is Renminbi (“RMB”). Foreign currency transactions during the year are translated to the functional currency at the approximate rates of exchange on the dates of transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the approximate rates of exchange at that date. Non-monetary assets and liabilities are translated at the rates of exchange prevailing at the time the asset or liability was acquired. Exchange gains or losses are recorded in the statement of operations.

The financial statements are translated into United States Dollars (“US $”) using the closing rate method. The balance sheet items are translated into US $ using the exchange rates at the respective balance sheet dates. The capital and various reserves are translated at historical exchange rates prevailing at the time of the transactions while income and expenses items are translated at the average exchange rate for the year. All exchange differences are recorded within equity.

The exchange rates used to translate amounts in RMB into US $ for the purposes of preparing the financial statements were as follows:

	December 31, 2010	December 31, 2009
Balance sheet items, except for share capital, additional paid-in capital and retained earnings as of year ended	US $1=RMB6.5910	US $1=RMB6.8372
Amounts included in the statements of operations and cash flows for the year	US $1=RMB6.7599	US $1=RMB6.8409

The translation gain recorded for the years ended December 31, 2010 and 2009 was $109,474 (restated) and $1,073 respectively.

No presentation is made that RMB amounts have been, or would be, converted into US $ at the above rates. Although the Chinese government regulations now allow convertibility of RMB for current account transactions, significant restrictions still remain. Hence, such translations should not be construed as representations that RMB could be converted into US $ at that rate or any other rate.

The value of RMB against US $ and other currencies may fluctuate and is affected by, among other things, changes in China’s political and economic conditions, Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US $ reporting.

(N)	Other comprehensive income

The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US $ is reported as other comprehensive income in the statements of operations and stockholders’ equity. Other comprehensive gain for the years ended December 31, 2010 and 2009 was  $109,474 (restated) and  $1,073 respectively.

(O)	Earnings per share

Basic earnings per share are computed by dividing income available to stockholders by the weighted average number of shares outstanding during the year. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional shares that would have been outstanding if the potential shares had been issued and if the additional shares were diluted. For the year ended December 31, 2010, all 48,000 outstanding warrants have been excluded from the calculation of diluted earnings per share since their effect was anti-dilutive. For the year ended December 31, 2009, there were no potentially dilutive securities.

(P)	Segments

ASC 280, Segment provides annual and interim reporting standards for an enterprise’s business segments and related disclosures about its products, services, geographical areas and major customers.

Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance. We are organized as, and operate in, one reportable segment, providing professional medical beauty and cosmetic services. Our chief operating decision-maker reviews consolidated financial information, given the economic characteristics of the similar nature of the services provided and products sold, the type of customer and the method of distribution.

(Q)	Recent accounting pronouncements

In December 2010, FASB issued ASU 2010-29 Business Combinations (Topic 805)-Disclosure of Supplementary Pro Forma Information for Business Combinations. The objective of this Update is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this Update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this Update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. Management is currently evaluating the potential impact of ASU 2010-18 on the Company’s consolidated financial statements.

In February 2010, FASB issued ASU 2010-9 Subsequent Events (Topic 855) Amendments to Certain Recognition and Disclosure Requirements ("ASU 2010-9"). ASU 2010-9 amends disclosure requirements within Subtopic 855-10. An entity that is an SEC filer is not required to disclose the date through which subsequent events have been evaluated. This change alleviates potential conflicts between Subtopic 855-10 and the SEC's requirements. ASU 2010-9 is effective for interim and annual periods ending after June 15, 2010. The Company does not expect the standard to have any impact on the Company’s consolidated financial position.

In October 2009, the FASB issued ASU 2009-13, “Multiple-Deliverable Revenue Arrangements”, now codified under FASB ASC Topic 605, “Revenue Recognition”, (“ASU 2009-13”). ASU 2009- 13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendments eliminate the residual method of revenue allocation and require revenue to be allocated using the relative selling price method. ASU 2009-13 should be applied on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The Company does not expect the standard to have any impact on the Company’s consolidated financial position.

VARIABLE INTEREST ENTITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
VARIABLE INTEREST ENTITIES [Text Block]
NOTE 7	VARIABLE INTEREST ENTITIES

The Company accounts for Variable Interest Entities (“VIE”) in accordance with ASC 810. As a result of the adoption of ASU 2009-17, consolidations (Topic 810) – Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, effective January 1, 2010, ASC 810 requires the consolidation of VIEs in which a company has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses or the right to receive the benefits from the VIEs that could potentially be significant to the VIEs. The Company has applied the requirements of ASC 810 on a prospective basis from the date of adoption.

The Company assesses all newly created entities and those with which the Company becomes involved to determine whether such entities are VIEs and, if so, whether or not the Company is their primary beneficiary.

On April 27, 2010, the Company through its PRC subsidiary, Chengdu Boan entered into a series of contractual arrangements consisting of four agreements with Sichuan Shesays and the stockholders of Sichuan Shesays. Those four agreements and their consequences are described below.

(i)

an exclusive service agreement, pursuant to which Sichuan Shesays and its subsidiaries irrevocably entrust to Chengdu Boan the right of management and operation of Sichuan Shesays and its subsidiaries and the responsibilities and authorities of their stockholders and directors of Sichuan Shesays and its subsidiaries. In return, Sichuan Shesays and its subsidiaries agreed to pay 100% of its residual return, if any, from time to time, as management fee to Chengdu Boan.

(ii)

a voting rights proxy agreement, pursuant to which the stockholders of Sichuan Shesays and its subsidiaries have granted the personnel designated by Chengdu Boan the right to appoint directors and senior management of Sichuan Shesays and its subsidiaries and to exercise all of their other voting rights as stockholders of Sichuan Shesays and its subsidiaries, as the case may be, as provided under the articles of association of each such entity;

(iii)	a call option agreement, pursuant to which:

(a)

neither Sichuan Shesays nor any of its subsidiaries may enter into any transaction that could materially affect its assets, liabilities, equity or operations without the prior written consent of Chengdu Boan;

(b)	neither Sichuan Shesays nor any of its subsidiaries will distribute any dividends without the prior written consent of Chengdu Boan; and

(c)

Chengdu Boan or its designee has an exclusive option to purchase all or part of the equity interests in Sichuan Shesays, all or part of the equity interests in subsidiaries owned by Sichuan Shesays or its nominee holders, or all or part of the assets of Sichuan Shesays, in each case when and to the extent permitted by PRC law. In case of Chengdu Boan exercising the call option in its sole discretion upon the occurrence of the situation in which such call option exercise become feasible under the relevant laws in PRC, any additional consideration paid other than  $1 which may be required under the laws of PRC to effect such purchase to comply with such legal formalities shall be either cancelled or returned to Sichuan Shesays immediately with no additional compensation to the owners; and

(iv)

an equity pledge agreement pursuant to which each of stockholders of Sichuan Shesays has pledged his or her equity interest in Sichuan Shesays and its subsidiaries, as the case may be, to Chengdu Boan to secure their obligations under the relevant contractual control agreements, including but not limited to, the obligations of Sichuan Shesays and its subsidiaries under the exclusive services agreement, the call option agreement, the voting rights proxy agreement described above, and each of them has agreed not to transfer, sell, pledge, dispose of or create any encumbrance on their equity interest in Sichuan Shesays or its subsidiaries without the prior written consent of Chengdu Boan.

In the PRC restructuring transaction described above, the Company gained indirect control of Sichuan Shesays and its subsidiaries and Sichuan Shesays and its subsidiaries are considered VIEs of the Company.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of Sichuan Shesays and its subsidiaries which are identified as VIEs of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment on the involvement with Sichuan Shesays and its subsidiaries reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of Sichuan Shesays and its subsidiaries. Under the accounting guidance, the Company is deemed to be the primary beneficiary of Sichuan Shesays and its subsidiaries and the results of Sichuan Shesays and its subsidiaries are consolidated in the Company’s consolidated financial statements for financial reporting purposes. As of March 31, 2011, Sichuan Shesays and its subsidiaries had total assets of  $9,605,885 (restated) and total liabilities of  $5,305,554 (restated). As of December 31, 2010, Sichuan Shesays and its subsidiaries had total assets of  $7,621,593 (restated) and total liabilities of  $4,059,585 (restated).

2.	VARIABLE INTEREST ENTITIES

The Company accounts for Variable Interest Entities (“VIE”) in accordance with ASC 810. As a result of the adoption of ASU 2009-17, consolidations (Topic 810) – Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, effective January 1, 2010, ASC 810 requires the consolidation of VIEs in which a company has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses or the right to receive the benefits from the VIEs that could potentially be significant to the VIEs. The Company has applied the requirements of ASC 810 on a prospective basis from the date of adoption.

The Company assesses all newly created entities and those with which the Company becomes involved to determine whether such entities are VIEs and, if so, whether or not the Company is their primary beneficiary.

On April 27, 2010, the Company through its PRC subsidiary, Chengdu Boan entered into a series of contractual arrangements consisting of four agreements with Sichuan Shesays and the stockholders of Sichuan Shesays. Those four agreements and their consequences are described below.

	(i)	an exclusive service agreement, pursuant to which Sichuan Shesays and its subsidiaries irrevocably entrust to Chengdu Boan the right of management and operation of Sichuan Shesays and its subsidiaries and the responsibilities and authorities of their stockholders and directors of Sichuan Shesays and its subsidiaries. In return, Sichuan Shesays and its subsidiaries agreed to pay 100% of its residual return, if any, from time to time, as management fee to Chengdu Boan.

	(ii)	a voting rights proxy agreement, pursuant to which the stockholders of Sichuan Shesays and its subsidiaries have granted the personnel designated by Chengdu Boan the right to appoint directors and senior management of Sichuan Shesays and its subsidiaries and to exercise all of their other voting rights as stockholders of Sichuan Shesays and its subsidiaries, as the case may be, as provided under the articles of association of each such entity;

	(iii)	a call option agreement, pursuant to which:

(a) neither Sichuan Shesays nor any of its subsidiaries may enter into any transaction that could materially affect its assets, liabilities, equity or operations without the prior written consent of Chengdu Boan;

(b) neither Sichuan Shesays nor any of its subsidiaries will distribute any dividends without the prior written consent of Chengdu Boan; and

(c) Chengdu Boan or its designee has an exclusive option to purchase all or part of the equity interests in Sichuan Shesays, all or part of the equity interests in subsidiaries owned by Sichuan Shesays or its nominee holders, or all or part of the assets of Sichuan Shesays, in each case when and to the extent permitted by PRC law. In case of Chengdu Boan exercising the call option in its sole discretion upon the occurrence of the situation in which such call option exercise become feasible under the relevant laws in PRC, any additional consideration paid other than $1 which may be required under the laws of PRC to effect such purchase to comply with such legal formalities shall be either cancelled or returned to Sichuan Shesays immediately with no additional compensation to the owners; and

	(iv)	an equity pledge agreement pursuant to which each of stockholders of Sichuan Shesays has pledged his or her equity interest in Sichuan Shesays and its subsidiaries, as the case may be,to Chengdu Boan to secure their obligations under the relevant contractual control agreements, including but not limited to, the obligations of Sichuan Shesays and its subsidiaries under the exclusive services agreement, the call option agreement, the voting rights proxy agreement described above, and each of them has agreed not to transfer, sell, pledge, dispose of or create any encumbrance on their equity interest in Sichuan Shesays or its subsidiaries without the prior written consent of Chengdu Boan.

In the PRC restructuring transaction described above, the Company gained indirect control of Sichuan Shesays and its subsidiaries and Sichuan Shesays and its subsidiaries are considered VIEs of the Company.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of Sichuan Shesays and its subsidiaries which are identified as VIEs of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment on the involvement with Sichuan Shesays and its subsidiaries reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of Sichuan Shesays and its subsidiaries. Under the accounting guidance, the Company is deemed to be the primary beneficiary of Sichuan Shesays and its subsidiaries and the results of Sichuan Shesays and its subsidiaries are consolidated in the Company’s consolidated financial statements for financial reporting purposes. As of December 31, 2010, Sichuan Shesays and its subsidiaries had total assets of  $7,621,593 (restated) and total liabilities of  $4,059,585 (restated). As of December 31, 2009, Sichuan Shesays had total assets of  $3,863,832 and total liabilities of  $1,313,712.

As of December 31, 2010, the Company agreed to waive the management fee to be payable by Sichuan Shesays and its subsidiaries for a period of 3 years from April 27, 2010 to April 26, 2013 due to lack of liquidity as Sichuan Shesays is launching a new comprehensive hospital in Chengdu City, Sichuan Province.

RESTATEMENT OF PREVIOUSLY REPORTED FINANCIAL STATEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RESTATEMENT OF PREVIOUSLY REPORTED FINANCIAL STATEMENTS [Text Block]
NOTE 3.	RESTATEMENTS OF CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY REPORTED FINANCIAL STATEMENTS

Restatement of consolidated financial statements

On July 15, 2011, China Shesays (the “Company”) determined that the Company’s financial statements as of March 31, 2011 and for the three months period then ended should no longer be relied upon and should be restated as a result of certain errors contained therein regarding: (i) pre-operating expenses wrongly recorded as other current assets; (ii) under-provisions of rental expenses for clinics not yet commenced business; (iii) income tax expense for the above items; and (iv) foreign currency translation gain or loss for the above items.

As a result, the accompanying consolidated condensed financial statements as of March 31, 2011 and for the three months then ended have been restated from the amounts previously reported. The information in the data table below represents only those income statement, balance sheet, cash flow and comprehensive income statement line items affected by the restatements.

The following tables present the condensed consolidated balance sheet, statement of operations and statement of cash flows accounts and financial statement line items as reported herein that were impacted by the restatements:

	As of and for the three months
	period ended March 31, 2011
	As previously
	stated	Adjustments	As restated
Consolidated balance sheet accounts impacted by restatements:
Other current assets and prepaid expenses	$1,812,886	$(1,069,609)	$743,277
Total current assets	3,961,264	(1,069,609)	2,891,655
Deferred tax assets	137,586	267,402	404,988
Total assets	10,634,275	(802,207)	9,832,068
Other payables and accrued liabilities	1,825,048	133,890	1,958,938
Total current liabilities	4,562,505	133,890	4,696,395
Retained earnings - unappropriated	3,184,653	(911,433)	2,273,220
Accumulated other comprehensive income	150,304	(24,664)	125,640
Total China Shesays stockholders' equity	5,949,524	(936,097)	5,013,427
Total equity	6,071,770	(936,097)	5,135,673
Total liabilities and stockholders' equity	10,634,275	(802,207)	9,832,068

Statement of operations accounts impacted by restatements:
Selling, general and administrative expenses	$632,428	$174,364	$806,792
Total operating expenses	1,518,875	174,364	1,693,239
Income from operations	1,126,781	(174,364)	952,417
Income before taxes	1,095,737	(174,364)	921,373
Income tax expenses	(358,799)	61,257	(297,542)
Net income	736,938	(113,107)	623,831
Net income attributable to China Shesays common stockholders	746,277	(113,107)	633,170
Total foreign currency translation gains	19,927	(4,207)	15,720
Foreign currency translation gains attributable to China Shesays common stockholders	19,955	(4,207)	15,748
Comprehensive income attributable to China Shesays common stockholders	766,232	(117,314)	648,918
Net income per share-basic and diluted	0.04	(0.01)	0.03

Statement of cash flows accounts impacted by restatements:
Net income	$746,277	$(122,446)	$623,831
Deferred income taxes	47,994	(61,108)	(13,114)
Minority interest	(9,339)	9,339	-
Increase in other current assets and prepaid expenses	(358,335)	103,700	(254,635)
Increase in other payables and accrued liabilities	263,043	70,664	333,707
Net cash provided by operating activities	1,244,279	149	1,244,428
Effect of exchange rate on cash	(468)	(149)	(617)

On July 15, 2011, the Company determined that the Company’s financial statements as of December 31, 2010 and for the year then ended should no longer be relied upon and should be restated as a result of certain errors contained therein regarding the accounting for: (i) pre-operating expenses wrongly recorded as other current assets; (ii) under-provision of rental expenses for clinics not yet commenced business; (iii) income tax expense for the above items; and (iv) foreign currency translation gain/loss for the above items.

As a result, the accompanying consolidated financial statements as of December 31, 2010 have been restated from the amounts previously reported. The information in the data table below represents only those balance sheet line items affected by the restatements.

The following tables present the consolidated balance sheet and financial statement line items as reported herein that were impacted by the restatements:

	As of December 31, 2010
	As
	previously		As
	stated	Adjustments	restated

Consolidated balance sheet accounts impacted by restatements:
Other current assets and prepaid expenses	$1,446,837	$(819,960)	$626,877
Total current assets	3,050,192	(819,960)	2,230,232
Deferred tax assets	184,857	204,990	389,847
Total assets	9,243,247	(614,970)	8,628,277
Other payables and accrued liabilities	1,554,162	203,813	1,757,975
Total current liabilities	3,934,258	203,813	4,138,071
Retained earnings - unappropriated	2,438,376	(798,326)	1,640,050
Accumulated other comprehensive income	130,349	(20,457)	109,892
Total stockholders' equity	5,177,376	(818,783)	4,358,593
Total China Shesays equity	5,308,989	(818,783)	4,490,206
Total liabilities and stockholders' equity	9,243,247	(614,970)	8,628,277

3.	RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS

On July 15, 2011, China Shesays (the “Company”) determined that the Company’s financial statements as of December 31, 2010 and for the year then ended should no longer be relied upon and should be restated as a result of certain errors contained therein regarding: (i) pre-operating expenses wrongly recorded as other current assets; (ii) under-provisions of rental expenses for clinics not yet commenced business; (iii) income tax expense for the above items; (iv) foreign currency translation gain or loss for the above items; and (v) an over statement of payments to acquire property and equipment in cash flows from investing activities and increases in other payables and accrued liabilities included in cash flows from operating activities in the statement of cash flows.

As a result, the accompanying consolidated financial statements as of December 31, 2010 and for the year then ended have been restated from the amounts previously reported. The information in the data table below represents only those income statement, balance sheet, cash flow and comprehensive income statement line items affected by the restatements.

The following tables present the consolidated balance sheet, statement of operations and statement of cash flows accounts and financial statement line items as reported herein that were impacted by the restatements:

	As of and for the year ended December 31, 2010
	As
	previously		As
	stated	Adjustments	restated

Consolidated balance sheet accounts impacted by restatements:
Other current assets and prepaid expenses	$1,446,837	$(819,960)	$626,877
Total current assets	3,050,192	(819,960)	2,230,232
Deferred tax assets	184,857	204,990	389,847
Total assets	9,243,247	(614,970)	8,628,277
Other payables and accrued liabilities	1,554,162	203,813	1,757,975
Total current liabilities	3,934,258	203,813	4,138,071
Retained earnings - unappropriated	2,438,376	(798,326)	1,640,050
Accumulated other comprehensive income	130,349	(20,457)	109,892
Total China Shesays stockholders' equity	5,177,376	(818,783)	4,358,593
Total equity	5,308,989	(818,783)	4,490,206
Total liabilities and stockholders' equity	9,243,247	(614,970)	8,628,277

Statement of operations accounts impacted by restatements:
Selling, general and administrative expenses	$2,862,664	$998,194	$3,860,858
Total operating expenses	6,791,516	998,194	7,789,710
Income from operations	2,028,821	(998,194)	1,030,627
Income from operations before taxes	1,947,891	(998,194)	949,697
Income tax expenses	(624,605)	199,868	(424,737)
Net income	1,323,286	(798,326)	524,960
Net income attributable to China Shesays common stockholders	1,342,893	(798,326)	544,567
Total foreign currency translation gain	129,429	(20,457)	108,972
Foreign currency translation gains attributable to China Shesays common stockholders	129,931	(20,457)	109,474
Comprehensive income attributable to China Shesays common stockholders	1,472,824	(818,783)	654,041
Net income per share - basic and diluted	0.08	(0.05)	0.03

Statement of cash flows accounts impacted by restatements:
Net income	$1,342,893	$(817,933)	$524,960
Deferred income taxes	(180,240)	(204,485)	(384,725)
Minority interest	(19,607)	19,607	-
Increase in other current assets and prepaid expenses	(1,026,158)	799,473	(226,685)
Increase in other payables and accrued liabilities	853,873	(155,534)	698,339
Net cash provided by operating activities	2,342,093	(358,872)	1,983,221
Purchase of property and equipment	(4,770,795)	354,255	(4,416,540)
Net cash used in investing activities	(4,823,616)	354,255	(4,469,361)
Effect of exchange rates on cash	9,516	4,617	14,133

PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
PRIVATE PLACEMENT [Text Block]
NOTE 8	PRIVATE PLACEMENT

Securities Purchase Agreement

On November 5, 2010, the Company completed on a private placement financing pursuant to a Securities Purchase Agreement (“the Purchase Agreement”) with a group of accredited investors (“investors”). The Company received $1,200,000 from the investors (as defined under Rule 501 (a) of Regulation D promulgated under the Securities Act) for an issue of 600,000 shares of restricted common stock of the Company at $2 each.

Under the Purchase Agreement, if the Company’s after-tax net income for the fiscal year ending December 31, 2011 is less than the Company’s after-tax net income for the fiscal year ended December 31, 2010, or if any Chinese governmental agency challenges or otherwise takes any action that adversely affects the Company’s listing of securities and the Company is unable to address such adverse effect to the reasonable satisfaction of the investors, then the Company must pay to each investor, as liquidated damages, an amount equal to that investor’s purchase price plus compound interest at a rate of 8%. In addition, for a period of three years after the Closing, if the Company issues any shares of common stock for less than $2 per share or for no consideration (the “Additional Shares”), then the per share price under the Purchase Agreement shall be reduced to the lowest price per share at which such Additional Shares are issued, granted or sold. As of December 31, 2010, the Company believes that it is not probable that the Company will issue any shares of common stock at a price less than $2 per share; the Company’s after-tax net income for the fiscal year ending December 31, 2011 will be less than the Company’s after-tax net income for the fiscal year ended December 31, 2010; and there will be Chinese governmental agency challenges or otherwise takes any action that adversely affects the Company’s listing of securities. Accordingly, the Company has not accrued for any liquidated damages.

Make Good Escrow

In connection with the private placement, a majority stockholder of the Company together with the Company entered into a make good escrow agreement with the investors, pursuant to which a total of 600,000 shares of common stock of the Company owned by the majority stockholder were placed with an escrow agent to secure the Company’s obligation under the Purchase Agreement. If the Company fails to achieve $6,400,000 in net after tax income for the fiscal year ending December 31, 2011, the majority stockholder of the Company is obligated to transfer 600,000 shares of common stock of the Company to the investors as additional consideration under the private placement.

Warrants

In November 2010, the Company issued a warrant to a financial advisor to purchase 48,000 shares of common stock of the Company at an exercise price of $2 per share. The warrant is exercisable any time from the date of issue to June 2012.

4.	PRIVATE PLACEMENT

Securities Purchase Agreement

On November 5, 2010, the Company completed on a private placement financing pursuant to a Securities Purchase Agreement (“the Purchase Agreement”) with a group of accredited investors (“investors”). The Company received  $1,200,000 from the investors (as defined under Rule 501 (a) of Regulation D promulgated under the Securities Act) for an issue of 600,000 shares of restricted common stock of the Company at  $2 each.

Under the Purchase Agreement, if the Company’s after-tax net income for the fiscal year ending December 31, 2011 is less than the Company’s after-tax net income for the fiscal year ended December 31, 2010, or if any Chinese governmental agency challenges or otherwise takes any action that adversely affects the Company’s listing of securities and the Company is unable to address such adverse effect to the reasonable satisfaction of the investors, then the Company must pay to each investor, as liquidated damages, an amount equal to that investor’s purchase price plus compound interest at a rate of 8%. In addition, for a period of three years after the Closing, if the Company issues any shares of common stock for less than  $2 per share or for no consideration (the “Additional Shares”), then the per share price under the Purchase Agreement shall be reduced to the lowest price per share at which such Additional Shares are issued, granted or sold. As of December 31, 2010, the Company believes that it is not probable that the Company will issue any shares of common stock at a price less than  $2 per share; the Company’s after-tax net income for the fiscal year ending December 31, 2011 will be less than the Company’s after-tax net income for the fiscal year ended December 31, 2010; and there will be Chinese governmental agency challenges or otherwise takes any action that adversely affects the Company’s listing of securities. Accordingly, the Company has not accrued for any liquidated damages.

Registration Rights Agreement

In connection with the offering, the Company entered into a Registration Rights Agreement that requires the Company to file a Registration Statement on Form S-1 to register the securities with the SEC within 60 days after the final closing date of the offering and use its best efforts to cause the Registration Statement to be declared effective. If the Registration Statement is not filed on or before the required filing date, then the Company shall pay liquidated damages to the investors. Such damages shall be paid in cash in an amount equal to 1% of the amount subscribed for by the investors per month (or part thereof) after the required filing date, to be paid on the first business day after the required filing date and on each monthly anniversary of said date until the Registration Statement is filed (the “Filing Penalty”). Notwithstanding the foregoing, a Company shall not be liable to any investor under this Section 4.3(a)(iv) for any events or delays occurring as a consequence of the acts or omissions of such investor contrary to the obligations undertaken by the investors in this Agreement. The Registration Statement was filed on January 6, 2011. Majority of the investors have waived the liquidated damages and the Company will not be liable for the penalty. Accordingly, the Company has not accrued for any liquidated damages in this regard.

Make Good Escrow

In connection with the private placement, a majority stockholder of the Company together with the Company entered into a make good escrow agreement with the investors, pursuant to which a total of 600,000 shares of common stock of the Company owned by the majority stockholder were placed with an escrow agent to secure the Company’s obligation under the Purchase Agreement. If the Company fails to achieve  $6,400,000 in net after tax income for the fiscal year ending December 31, 2011, the majority stockholder of the Company is obligated to transfer 600,000 shares of common stock of the Company to the investors as additional consideration under the private placement.

Warrants

In November 2010, the Company issued a warrant to a financial advisor to purchase 48,000 shares of common stock of the Company at an exercise price of  $2 per share. The warrant is exercisable any time from the date of issue to June 2012.

INVENTORIES, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
INVENTORIES, NET [Text Block]
NOTE 9	INVENTORIES, NET

	March 31,	December 31,
	2011	2010
	(Unaudited)
Medical materials	$306,920	$386,634
Finished goods - merchandise	146,707	134,620
Less: Provision for obsolescence	-	-
	$453,627	$521,254

5.	INVENTORIES, NET

Inventories at December 31, 2010 and 2009, consisted of the following:

	2010	2009
	(consolidated)	(combined)

Medical materials	$386,634	$251,187
Finished goods - merchandise	134,620	84,745
Less: provision for obsolescence	-	-

	$521,254	$335,932

For the years ended December 31, 2010 and 2009, no provision for obsolete inventories was recorded by the Company.

OTHER CURRENTS ASSETS AND PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
OTHER CURRENTS ASSETS AND PREPAID EXPENSES [Text Block]
NOTE 10	OTHER CURRENT ASSETS AND PREPAID EXPENSES

	March 31,	December 31,
	2011	2010
	(Restated)	(Restated)
	(Unaudited)
Other receivables	$95,945	$79,290
Advances to staff	94,198	-
Advances to suppliers	64,239	98,574
Prepaid expenses	488,895	449,013
	$743,277	$626,877

6.	OTHER CURRENTS ASSETS AND PREPAID EXPENSES

Other current assets and prepaid expenses at December 31, 2010 and 2009, consisted of the following:

	2010	2009
	(Restated)
	(consolidated)	(combined)

Other receivables	$79,290	$181,498
Advances to suppliers	98,574	35,322
Prepaid expenses	449,013	309,687
	$626,877	$526,507

Impairment losses on other receivables for the years ended December 31, 2010 and 2009 were  $146,873 and  $0 respectively. In 2007, Sichuan Shesays made an interest free loan to a third party for production of a TV series of which Sichuan Shesays would be one of the sponsors. The loan was recorded as other receivables. Since approval from the PRC government to release the TV series on television channels in the PRC was not granted, the Company determined that the loan was irrecoverable and recognized an impairment on the loan.

PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
PROPERTY AND EQUIPMENT, NET [Text Block]
NOTE 11	PROPERTY AND EQUIPMENT, NET

	March 31,	December 31,
	2011	2010
	(Unaudited)
Buildings	$112,330	$111,804
Leasehold improvements	1,335,449	1,314,016
Medical equipment	3,349,850	3,319,221
Motor vehicles	162,549	290,751
Office equipment	581,021	582,302
Deposits paid for property and equipment	2,298,250	1,482,309
	7,839,449	7,100,403
Less: Accumulated depreciation	(1,304,024)	(1,092,205)
	$6,535,425	$6,008,198

Depreciation expenses for the three months ended March 31, 2011 and 2010 were  $215,190 and  $108,539 respectively.

As of March 31, 2011 and December 31, 2010, included in deposits paid for property and equipment are advance payments of renovation costs paid on behalf of the subsidiary which is still in the process of incorporation amounting to  $2,298,250 and  $1,482,309 respectively.

7.	PROPERTY AND EQUIPMENT, NET

The following is a summary of property and equipment at December 31, 2010 and 2009:

	2010	2009
	(consolidated)	(combined)

Buildings	$111,804	$52,726
Leasehold improvements	1,314,016	493,021
Medical equipment	3,319,221	1,136,160
Office equipment	582,302	220,606
Motor vehicles	290,751	92,388
Deposits paid for property and equipment	1,482,309	282,279
	7,100,403	2,277,180
Less: accumulated depreciation	(1,092,205)	(647,519)

Property and equipment, net	$6,008,198	$1,629,661

Depreciation expenses for the years ended December 31, 2010 and 2009 were  $546,399 and  $332,599 respectively.

As of December 31, 2010 and 2009, included in deposits paid for property and equipment are advance payment of renovation cost paid on behalf of the subsidiary which is still in the process of incorporation amounting to  $1,482,309 and  $0 respectively.

OTHER PAYABLES AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
OTHER PAYABLES AND ACCRUED LIABILITIES [Text Block]
NOTE 13	OTHER PAYABLES AND ACCRUED LIABILITIES

	March 31,	December 31,
	2011	2010
	(Restated)	(Restated)
	(Unaudited)
Other payables	$554,139	$599,724
Deposits from customers	252,209	231,390
Deposits from membeship reward program	304,095	277,010
Accrued liability for membership reward program	87,147	18,586
Accrued liabilities	761,348	631,265
	$1,958,938	$1,757,975

Deposits from customers represent money received in advance for cosmetic surgery, beauty and other related services.

Included in other payables are equipment and renovation costs totaling $317,991 and $363,333 owed to suppliers as of March 31, 2011 and December 31, 2010 respectively.

8.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities at December 31, 2010 and 2009 consisted of the following:

	2010	2009
	(Restated)
	(consolidated)	(combined)

Other payables	$599,724	$62,615
Deposits from customers	231,390	215,618
Deposits from membership reward program	277,010	221,059
Accrued liability for membership reward program	18,586	56,497
Accrued liabilities	631,265	100,124
	$1,757,975	$655,913

Deposits from customers represent money received in advance for cosmetic surgery, beauty and other related services.

Included in other payables are equipment and renovation cost totaling $363,333 and $5,850 owed to suppliers as of December 31, 2010 and 2009 respectively.

NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NOTES PAYABLE [Text Block]
NOTE 12	NOTES PAYABLE

Notes payable consisted of the following:

	March 31,	December 31,
	2011	2010
	(Unaudited)
Note payable to a bank, interest rate of 5% per annum, guaranteed by a third party, a director and a director's spouse, due March 2012	$914,620	$-

Note payable to a bank, interest rate of 6% per annum, guaranteed by a third party, due February 2011	-	910,332
	$914,620	$910,332
Interest expense paid for the three months ended March 31, 2011 and 2010 were $7,745 and $6,564 respectively.

The guarantee provided by the third party is secured by the buildings of the Company with net book value totaling  $99,226 as of March 31, 2011. Fees paid to the third party guarantor for the three months ended March 31, 2011 and 2010 was  $20,971 and  $17,554 respectively.

9.	NOTES PAYABLE

Balances at December 31, 2010 and 2009 consisted of the following:

	2010	2009
	(consolidated)	(combined)

Note payable to a bank, unsecured, interest rate of 10.59% per annum, due July 2010	$-	$42,659
Note payable to a bank, interest rate of 6% per annum, guaranteed by a third party, due February 2011	910,332	-
	$910,332	$42,659

Interest expense paid in 2010 and 2009 was $48,852 and $3,224 respectively.

The guarantee provided by a third party is secured by the buildings of the Company with a net book value totaling  $99,889 as of December 31, 2010. Fees paid to a third party guarantor for the years ended December 31, 2010 and 2009 was  $17,752 and  $0 respectively.

The weighted average interest rate on total loan outstanding as of December 31, 2010 and 2009 are 6% and 10.59% respectively.

INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
INCOME TAX [Text Block]
NOTE 14	INCOME TAX

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

China Shesays was incorporated in the United States and has incurred operating loss as for income tax purposes for the three months ended March 31, 2011 and 2010. As of March 31, 2011, China Shesays had federal and state net operating loss carry forwards of approximately  $177,000 which can be used to offset future federal income tax. The federal and state net operating loss carry forwards expire at various dates through 2030. Deferred tax assets resulting from the net operating losses are reduced by a valuation allowance, when, in the opinion of management, utilization is not reasonably assured.

Perfect Support was incorporated in the BVI and under current laws of the BVI, income earned is not subject to income tax.

Chengdu Boan, Sichuan Shesays, Leshan Jiazhou Shesays, Yibin Shesays and Zigong Shesays were incorporated in the PRC and are subject to PRC income tax which is computed according to the relevant laws and regulations in the PRC. The applicable tax rate is 25%. Tax losses, if any, are allowed to carry forward to offset future net income for five years. As of March 31, 2011, Yibin Shesys and Zigong Shesays have total tax losses of  $126,184 which will be expired on December 31, 2015.

The income tax expenses for the three months ended 2011 and 2010 are summarized as follows:

	(Unaudited)
	For the three months ended
	2011	2010
	(Restated)
Current - PRC	$310,656	$405,120
Deferred - PRC	(13,114)	-
	$297,542	$405,120

The tax effects of significant items comprising deferred tax assets as of March 31, 2011 and December 31, 2010 are as follows:

	March 31,	December 31,
	2011	2010
	(Restated)	(Restated)
	(Unaudited)
Deferred tax assets:
Property related, net	$(50,757)	$67,034
Deferred revenue	68,299	42,981
Pre-operating expenses	267,402	204,990
Accrued liabilities	88,401	57,724
Tax losses	31,643	17,118
Total deferred tax assets	$404,988	$389,847

The reconciliation of income taxes computed at the statutory income tax rate to total income taxes for the three months ended March 31, 2011 and 2010 is as follows:

	(Unaudited)
	For the three months ended
	2011	2010
	(Restated)
Income before taxes	$921,373	$1,538,784

Computed at PRC tax rate of 25%	$230,343	$384,696
Expenses not deductible for tax purposes	45,021	-
Others	22,178	20,424
Total	$297,542	$405,120

10.	INCOME TAX

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

China Shesays was incorporated in the United States and has incurred operating losses as for income tax purposes for the year ended December 31, 2010 and 2009. As of December 31, 2010, China Shesays had federal and state net operating loss carry forwards of approximately  $177,000 which can be used to offset future federal income tax. The federal and state net operating loss carry forwards expire at various dates through 2030. Deferred tax assets resulting from the net operating losses are reduced by a valuation allowance, which, in the opinion of management, utilization is not reasonably assured.

Perfect Support was incorporated in the BVI and under current laws of the BVI, income earned is not subject to income tax.

Chengdu Boan, Sichuan Shesays, Leshan Jiazhou Shesays, Yibin Shesays and Zigong Shesays were incorporated in the PRC and are subject to PRC income tax which is computed according to the relevant laws and regulations in the PRC. The applicable tax rate is 25%. Tax losses, if any, are allowed to carry forward to offset future net income for five years. As of December 31, 2010, Yibin Shesys and Zigong Shesays have total tax losses of  $66,760 which will be expired on December 31, 2015.

In 2009, Sichuan Shesays elected to have its net income for income tax purposes assessed at 10% of its service revenue and this election was approved by the local tax bureau. Income tax for 2009 was therefore calculated by 10% of the service revenue with the applicable tax rate of 25%. From 2010 onwards, Sichuan Shesays’s income tax will be assessed at the applicable tax rate of 25% on its assessable net income.

The income tax expenses for 2010 and 2009 are summarized as follows:

	2010	2009
	(Restated)
	(consolidated)	(combined)

Current - PRC	$809,462	$226,116
Deferred - PRC	(384,725)	-

Income taxes, net	$424,737	$226,116

The tax effects of significant items comprising deferred tax assets as of December 31, 2010 and 2009 are as follows:

	2010	2009
	(Restated)
	(consolidated)	(combined)

Deferred tax assets:
Property related, net	$67,034	$-
Deferred revenue	42,981	-
Pre-operating expenses	204,990	-
Accrued liabilities	57,724	-
Tax losses	17,118	-

Total deferred tax assets	$389,847	$-

The reconciliation of income taxes computed at the statutory income tax rate to total income taxes for the years ended December 31, 2010 and 2009 is as follows:

	2010	2009
	(Restated)
	(consolidated)	(combined)

Income before taxes	$949,697	$1,992,558

Computed at PRC tax rate of 25%	$237,424	$498,140
Tax reduction	-	(277,274)
Expenses not deductible for tax purposes	158,038	-
Others	29,275	5,250

Total	$424,737	$226,116

STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS EQUITY [Text Block]
11.	STOCKHOLDERS’ EQUITY

	(a)	Common stock

On June 6, 2010, the Company issued 13,500,012 shares of common stock in reverse merger for the recapitalization of Perfect Support and re-organization of China Shesays. On June 8, 2010, 12 shares of common stock of the Company were cancelled.

On November 5, 2010, the Company issued 600,000 shares of common stock, par value  $0.001 per share at a price of  $2 per share in a private placement transaction with certain investors, pursuant to a Securities Purchase Agreement entered into between the Company and the investors (See note 4).

	(b)	Appropriated retained earnings

The Company’s PRC subsidiaries are required to make appropriation to the statutory surplus reserve at 10% of the after-tax net income annually until the total contributions equal to 50% of the entities’ registered capital. The statutory reserve funds are restricted for use to set off against prior period losses, expansion of production and operations or for the increase in the registered capital of the respective companies. This reserve is therefore not available for distribution except in liquidation.

During 2010 and 2009, the Company appropriated  $278,282 and  $151,284 respectively to the reserves funds based on its net income in accordance with the laws and regulations of the PRC.

WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
WARRANTS [Text Block]
NOTE 15	WARRANTS

On November 12, 2010, the Company issued 48,000 warrants with an exercise price of  $2 per share in conjunction with the issuance of 600,000 shares of common stock in a private placement to a professional service provider pursuant to a Financial Advisory Service Agreement entered into on June 12, 2010. The warrants are exercisable at any time from June 12, 2010 to June 12, 2012. As of March 31, 2011, no warrants have been exercised or cancelled.

The Company evaluates these warrants provided in connection with the private placement in accordance with ASC 815 and has concluded that equity classification is appropriate for these warrants, due to the fact that these warrants are required to be physically settled in shares of the common stock of the Company and there are no provisions that could require net-cash settlement. Accordingly, the fair value of the warrants of  $7,911 was recognized as additional paid-in capital and as a reduction of additional paid-in capital at the date of grant. The fair value of the warrants was estimated using Black-Scholes Option Pricing Model.

The following assumptions are used to calculate the fair value of the warrants:

Market price and estimated fair value of common stock	$2.00
Exercise price	$2.00
Remaining contractual life (years)	1.6
Dividend yield	-
Expected volatility	16.25%
Risk-free interest rate	0.45%

Expected volatility is based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods that correspond to the term of the warrants. The Company’s management believes this method produces an estimate that is representative of the expectations of future volatility over the expected term of these warrants. The Company has no reason to believe future volatility over the expected remaining life of these warrants will likely differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities according to the remaining term of the financial instruments.

12.	WARRANTS

On November 12, 2010, the Company issued 48,000 warrants with an exercise price of  $2 per share in conjunction with the issuance of 600,000 shares of common stock in a private placement to a professional service provider pursuant to a Financial Advisory Service Agreement entered into on June 12, 2010. The warrants are exercisable at any time from June 12, 2010 to June 12, 2012. As of December 31, 2010, no warrants have been exercised or cancelled.

The Company evaluates these warrants provided in connection with the private placement in accordance with ASC 815 and has concluded that equity classification is appropriate for these warrants, due to the fact that these warrants are required to be physically settled in shares of the common stock of the Company and there are no provisions that could require net-cash settlement. Accordingly, the fair value of the warrants was recognized in additional paid-in capital at the date of grant. The fair value of the warrants was estimated using Black-Scholes Option Pricing Model.

The following assumptions are used to calculate the fair value of the warrants:
Market price and estimated fair value of common stock	$2.00
Exercise price	$2.00
Remaining contractual life (years)	1.6
Dividend yield	-
Expected volatility	16.25%
Risk-free interest rate	0.45%

For the year ended December 31, 2010, the Company recognized  $7,911 as additional paid-in capital and as a reduction of additional paid-in capital as these were considered direct offering costs associated with these warrants.

Expected volatility is based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods that correspond to the term of the warrants. The Company’s management believes this method produces an estimate that is representative of the expectations of future volatility over the expected term of these warrants. The Company has no reason to believe future volatility over the expected remaining life of these warrants will likely differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities according to the remaining term of the financial instruments.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 16	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

As of March 31, 2011 and December 31, 2010, the Company had commitments for capital expenditures on acquisition of property and equipment amounting to approximately  $1,933,000 and  $1,610,000 respectively.

(b)	Operating leases commitment

The Company leases clinic spaces and staff quarters from third parties under fifty-five separate operating leases which expire between April 9, 2011 and January 1, 2020.

As of March 31, 2011, the Company had outstanding commitments with respect to the above operating leases, which are due as follows:

For the fiscal years ending March 31
2011	$1,714,692
2012	1,698,683
2013	1,668,915
2014	1,655,972
2015	1,417,512
Thereafter	356,330
Total	$8,512,104

(c)	Loss contingencies

The Company has not recorded an accrued loss contingency under ASC 450 in connection with the contingent liability related to the warranties made to investors in the private placement. Accounting for loss contingencies pursuant to ASC 450 involves the existence of a condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future event(s) occur or fail to occur. Additionally, accounting for a loss contingency requires management to assess each event as probable, reasonably possible or remote. Probable is defined as the future event or events are likely to occur. Reasonably possible is defined as the chance of the future event or events occurring is more than remote but less than probable, while remote is defined as the chance of the future event or events occurring is slight. An estimated loss in connection with a loss contingency shall be recorded by a charge to current operations if both of the following conditions are met: first, the amount can be reasonably estimated; and second, the information available prior to issuance of the financial statements indicates that it is probable that a liability has been incurred at the date of the financial statements.

The Company has assessed the contingent liability related to the warranties made to investors in our private placement in accordance with ASC 450 – (1) for a period of three years, if the Company issues any shares of Common Stock for less than  $2.00 per share or for no consideration (the “Additional Shares”), then the per share price under the Securities Purchase Agreement shall be reduced to the lowest price per share at which such Additional Shares are issued, granted or sold (“Guarantee A”); and (2) if the after-tax net income for the fiscal year ending December 31, 2011 is less than the after-tax net income for the fiscal year ending December 31, 2010, or if any Chinese government agency challenges or otherwise takes any action that adversely affects the listing of securities and the Company is unable to address such adverse effect to the reasonable satisfaction of the investors, then the Company must pay to each investor, as liquidated damages, an amount equal to that investor’s purchase price plus compound interest at a rate of 8% (“Guarantee B”).

The Company has determined that the occurrence of the contingency of Guarantee A is remote. The Company expects the operating cash flows are adequate to finance the daily operations and the Company is not required toissue new shares at a price below  $2.00. However, the Company may issue new shares at a price below  $2.00, when the Company is facing financial distress. Since the Company is unable to estimate the chance of violating Guarantee A, the Company did not disclose the estimated loss. The Company did not violate Guarantee A as of the date of this report. The maximum potential amount of future estimated loss pertinent to Guarantee A is  $1,200,000.

The Company has determined that the occurrence of the contingency of Guarantee B is reasonably possible, since the Company’s performance is subjected to impact of economic factors and many other risk factors. In accordance with ASC 450, the Company is required to record a charge to current operations. However, since the Company is unable to estimate the chance of having the after-tax net income for the fiscal year ending December 31, 2011 is less than the after-tax net income for the fiscal year ending December 31, 2010 or those challenges stated above, the Company did not disclose the estimated loss. The Company did not violate Guarantee B as of the date of this report. Guarantee B did not provide the limitation to the maximum potential future payments and it stated that the Company is required to pay investors for violation of Guarantee B, liquidated damages, an amount equal to that investor’s purchase price ( $1,200,000) plus compound interest at a rate of 8%.

The Company also considered if the guarantees were accounted for according to ASC 460. Pursuant to ASC 460-10-15-7-i, the guarantees discussed above were excluded from the ASC 460.

13.	COMMITMENTS AND CONTINGENCIES

	(a)	Defined contribution retirement plans

As stipulated by the regulations of the PRC government, companies operating in the PRC have defined contribution retirement plans for their employees. The PRC government is responsible for the pension liability to these retired employees. The Company was required to make specified contributions to the state-sponsored retirement plan based on the basic salary cost of their staff. Each of the employees of the PRC subsidiaries is also required to contribute certain percentage of his/her basic salary.

Contributions to defined contribution retirement plan for the years ended December 31, 2010 and 2009 were $176,435 and $88,147 respectively.

	(b)	Capital commitments

As of December 31, 2010 and 2009, the Company had commitments for capital expenditures to complete the acquisition of property and equipment amounting to approximately  $1,610,000 and  $898,760 respectively.

	(c)	Rental leases commitment

The Company leases clinic spaces and staff quarters from third parties under fifty-four separate operating leases which expire between April 4, 2010 and January 1, 2020.

As of December 31, 2010, the Company has outstanding commitments with respect to the above operating leases, which are due as follows:

For the fiscal years ending December 31,
2011	$1,448,178
2012	1,654,732
2013	1,625,808
2014	1,624,406
2015	1,523,453
Thereafter	611,886

Total	$8,488,463

(d)	Loss contingencies

The Company has not recorded an accrued loss contingency under ASC 450 in connection with the contingent liability related to the warranties made to investors in the private placement. Accounting for loss contingencies pursuant to ASC 450 involves the existence of a condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future event(s) occur or fail to occur. Additionally, accounting for a loss contingency requires management to assess each event as probable, reasonably possible or remote. Probable is defined as the future event or events are likely to occur. Reasonably possible is defined as the chance of the future event or events occurring is more than remote but less than probable, while remote is defined as the chance of the future event or events occurring is slight. An estimated loss in connection with a loss contingency shall be recorded by a charge to current operations if both of the following conditions are met: first, the amount can be reasonably estimated; and second, the information available prior to issuance of the financial statements indicates that it is probable that a liability has been incurred at the date of the financial statements.

The Company has assessed the contingent liability related to the warranties made to investors in our private placement in accordance with ASC 450 – (1) for a period of three years, if the Company issues any shares of Common Stock for less than  $2.00 per share or for no consideration (the “Additional Shares”), then the per share price under the Securities Purchase Agreement shall be reduced to the lowest price per share at which such Additional Shares are issued, granted or sold (“Guarantee A”); and (2) if the after-tax net income for the fiscal year ending December 31, 2011 is less than the after-tax net income for the fiscal year ending December 31, 2010, or if any Chinese government agency challenges or otherwise takes any action that adversely affects the listing of securities and the Company is unable to address such adverse effect to the reasonable satisfaction of the investors, then the Company must pay to each investor, as liquidated damages, an amount equal to that investor’s purchase price plus compound interest at a rate of 8% (“Guarantee B”).

The Company has determined that the occurrence of the contingency of Guarantee A is remote. The Company expects the operating cash flows are adequate to finance the daily operations and the Company is not required to issue new shares at a price below  $2.00. However, the Company may issue new shares at a price below  $2.00, when the Company is facing financial distress. Since the Company is unable to estimate the chance of violating Guarantee A, the Company did not disclose the estimated loss. The Company did not violate Guarantee A as of the date of this report. The maximum potential amount of future estimated loss pertinent to Guarantee A is  $1,200,000.

The Company has determined that the occurrence of the contingency of Guarantee B is reasonably possible, since the Company’s performance is subjected to impact of economic factors and many other risk factors. In accordance with ASC 450, the Company is required to record a charge to current operations. However, since the Company is unable to estimate the chance of having the after-tax net income for the fiscal year ending December 31, 2011 is less than the after-tax net income for the fiscal year ending December 31, 2010 or those challenges stated above, the Company did not disclose the estimated loss. The Company did not violate Guarantee B as of the date of this report. Guarantee B did not provide the limitation to the maximum potential future payments and it stated that the Company is required to pay investors for violation of Guarantee B, liquidated damages, an amount equal to that investor’s purchase price ( $1,200,000) plus compound interest at a rate of 8%.

The Company also considered if the guarantees were accounted for according to ASC 460. Pursuant to ASC 460-10-15-7-i, the guarantees discussed above were excluded from the ASC 460.

CONCENTRATIONS AND RISKS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
CONCENTRATIONS AND RISKS [Text Block]
NOTE 19	CONCENTRATIONS AND RISKS

As of March 31, 2011 and December 31, 2010, 100% of the Company’s assets were located in the PRC and Hong Kong and 100% of the Company’s revenue were derived from customers located in the PRC.

As of March 31, 2011, financial instruments which potentially expose the Company to concentrations of credit risk are cash and cash equivalents. The Company performs ongoing evaluations of its cash position and credit evaluations to ensure collections and minimize losses.

Details of the suppliers accounting for 10% or more of the Company's purchases are as follows:

	Supplier A	Supplier B	Supplier C	Supplier D	Supplier E
For the three months ended
March 31, 2011	15%	13%	12%	0%	0%
March 31, 2010	0%	0%	0%	12%	11%

As of March 31, 2011, the total amount owed to those suppliers was  $34,418.

No single customer accounted for more than 10% of the service revenue for the three months ended March 31, 2011 and 2010.

14.	CONCENTRATIONS AND RISKS

During 2010 and 2009, 100% of the Company’s assets were located in the PRC and Hong Kong and 100% of the Company’s revenue were derived from customers located in the PRC.

Financial instruments which potentially expose the Company to concentrations of credit risk of cash and cash equivalents as of December 31, 2010 and 2009. The Company performs ongoing evaluations of its cash position and credit evaluations to ensure collections and minimize losses.

Details of the suppliers accounting for 10% or more of the Company's purchases are as follows:
	Supplier A	Supplier B
For the year ended
December 31, 2010	12%	12%
December 31, 2009	12%	-
As of December 31, 2010 and 2009, the accounts payable for these suppliers were $83,553 and $30,524 respectively.

No single customer accounted for more than 10% of the service revenue for the year ended December 31, 2010 and 2009.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS [Text Block]
NOTE 18	RELATED PARTY TRANSACTIONS

As of March 31, 2011 and December 31, 2010, certain stockholders owed the Company $0 and $52,821 respectively which are unsecured, interest free and repayable on demand. These amounts were advanced prior to the reverse merger and were fully repaid in January 2011.

As of March 31, 2011 and December 31, 2010, the Company owed $76,218 and $0 respectively to two stockholders for advances made on an unsecured basis, repayable on demand and interest free.

During the three months ended March 31, 2011 and 2010, total imputed interest expenses recorded as additional paid-in capital amounted to $0 and $247 respectively.

15.	RELATED PARTY TRANSACTIONS

As of December 31, 2010 and 2009, the Company owed  $0 and  $20,555 respectively to a related company on an unsecured basis, repayable on demand and interest free. Imputed interest was charged at 5% per annum on the amounts owed to the related company.

For, 2010 and 2009, total imputed interest expenses recorded as additional paid-in capital amounted to $250 and $1,027 respectively.

As of December 31, 2010 and 2009, certain stockholders owed the Company  $52,821 and  $0 respectively which are unsecured, interest free and repayable on demand. These amounts were advanced prior to the reverse merger. This was fully repaid in January 2011.

SEGMENTS REPORTING	12 Months Ended
Dec. 31, 2010
SEGMENTS REPORTING [Text Block]
16.	SEGMENTS REPORTING

The Company provides three categories of cosmetic services and sells cosmetic products to their clients. The Company operates in one operating segment – professional medical beauty and cosmetic services. The Company’s service revenue includes cosmetic surgery services, professional medical beauty services and cosmetic dentistry services.

The products and services of the Company consist of the following:

For the year ended December 31, 2010 (Consolidated) (Restated)

	Cosmetic surgery services	Professional medical beauty services	Cosmetic dentistry services	Sales of goods	Total
Reportable
segment revenue	$6,195,516	$4,940,433	$427,427	$609,855	$12,173,231
Revenue from
external customers	6,195,516	4,940,433	427,427	609,855	12,173,231
Segment profit	$4,432,783	$4,092,606	$262,499	$381,777	$9,169,665

For the year ended December 31, 2009 (Combined)

	Cosmetic surgery services	Professional medical beauty services	Cosmetic dentistry services	Sales of goods	Total
Reportable segment revenue	$4,835,389	$2,998,806	$579,822	$420,656	$8,834,673
Revenue from external customers	4,835,389	2,998,806	579,822	420,656	8,834,673
Segment profit	$3,298,610	$2,481,378	$411,275	$257,951	$6,449,214

The following table reconciles reportable segment profit to the Company’s consolidated income before taxes for the years ended December 31, 2010 and 2009:

	2010	2009
	(Restated)
	Consolidated	Combined
Segment profit	$9,169,665	$6,449,214
Unallocated amounts:
Cost of goods sold – depreciation	(349,328)	(206,831)
Operating expenses	(7,789,710)	(4,235,182)
Other expenses	(80,930)	(14,643)
Income before taxes	$949,697	$1,992,558

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2011
BASIS OF PRESENTATION [Text Block]
NOTE 1	BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America for interim financial information and rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

In the opinion of management, the unaudited condensed consolidated financial statements contain all adjustments consisting only of normal recurring accruals considered necessary to present fairly the Company's financial position as of March 31, 2011 (restated), the results of operations for the three months ended March 31, 2011 (consolidated) (restated) and 2010 (combined) and cash flows for the three months ended March 31, 2011 (consolidated) (restated) and 2010 (combined). The results for the three months ended March 31, 2011 are not necessarily indicative of the results to be expected for a full year. These financial statements should be read in conjunction with the audited financial statements and footnotes of the Company for the years ended December 31, 2010 (restated) and 2009 appearing in the Company’s Form 10-K/A as filed with the SEC.

ORGANIZATION	6 Months Ended
Jun. 30, 2011
ORGANIZATION [Text Block]
NOTE 2	ORGANIZATION

SN Strategies Corp. was incorporated under the laws of the State of Nevada on January 18, 2002.

Perfect Support Limited (“Perfect Support”) was incorporated in the British Virgin Islands (“BVI”) on January 15, 2010 as an investment holding company. Through its wholly owned subsidiary, Chengdu Boan Investment Management Co., Limited (“Chengdu Boan”), the Company is principally engaged in providing consultancy services on medical beauty services, cosmetic surgery services and cosmetic dentistry services in the People’s Republic of China (“PRC”). Chengdu Boan was incorporated in the PRC as a wholly-owned foreign enterprise on April 27, 2010. In accordance with the business permit, Chengdu Boan’s right of operation expires on April 27, 2040 and is renewable on expiry.

Sichuan Shesays Cosmetology Hospital Company Limited (“Sichuan Shesays”) was incorporated in the PRC on May 30, 2005 as a limited liability company. Sichuan Shesays is a clinic for providing professional medical beauty services, cosmetic surgery services and cosmetic dentistry services to customers in PRC. In accordance with its business permit, the Company’s right of operation expires on May 30, 2025.

On April 27, 2010, Chengdu Boan entered into a series of contractual agreements (collectively known as the Restructuring Agreements and see note 2) with Sichuan Shesays and the stockholders of Sichuan Shesays in which Chengdu Boan assumed the management of the business activities of Sichuan Shesays and its subsidiaries, if any, from time to time, Sichuan Shesays and its subsidiaries agreed to pay 100% of its residual return to Chengdu Boan. Through this arrangement, Sichuan Shesays and its subsidiaries, if any, became contractually controlled subsidiaries of Chengdu Boan. Based on these contractual arrangements, the Company considers Sichuan Shesays and its subsidiaries to be Variable Interest Entities (“VIEs”) under ASC 810 "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51”and Perfect Support through Chengdu Boan is the primary beneficiary of Sichuan Shesays and its subsidiaries (See note 2). Accordingly, Sichuan Shesays and its subsidiaries should be consolidated under ASC 810. Immediately prior to the transaction completed on April 27, 2010, the five individuals who owned 90% of Perfect Support, the 100% stockholder of Chengdu Boan also owned 100% of the registered capital of Sichuan Shesays. As Perfect Support, Chengdu Boan, Sichuan Shesays and its subsidiaries were under common control, the contractual arrangements have been accounted for as a reorganization of entities under common control and Chengdu Boan consolidates Sichuan Shesays and its subsidiaries in accordance with FASB ASC 805-40-45 and Regulation S-X 3A-02 were accounted for as if the reorganization occurred at the beginning of the first period presented.

On June 6, 2010, SN Strategies Corp., the Parent, China Shesays Medical Cosmetology Inc., the Merger Sub, a Nevada corporation, wholly owned by the Parent and incorporated on May 20, 2010, Perfect Support, known as the Acquired Sub, and the stockholders of the Acquired Sub, entered into an Agreement and Plan of Merger pursuant to which the Merger Sub agreed to acquire 100% of the common stock of the Acquired Sub. In connection with the merger, the Merger Sub issued to the stockholders of the Acquired Sub 10 shares of its common stock of  $0.001 each amounting to  $0.01 for 50,000 shares of the Acquired Sub’s common stock of  $1 each amounting to  $50,000 which represents 100% of the outstanding shares of the Acquired Sub’s common stock. The 10 shares of common stock of the Merger Sub were subsequently converted to 13,500,012 shares of common stock of the Parent Company.

Concurrent with the merger, the Merger Sub merged with and into the Parent at the effective time of the merger. The Merger Sub no longer exists, and the Parent’s name was subsequently changed to the Merger Sub’s name.

For financial reporting purposes, the merger has been accounted for as a recapitalization of the Parent whereby the historical financial statements and operations of the Acquired Sub become the historical financial statements of the Company, with no adjustments to the carrying values of the assets and liabilities. Share and per share amounts reflect the effects of the recapitalization for all periods presented. In addition, the presentation for all periods includes equity transactions of the Acquired Sub as adjusted for the effects of the recapitalization.

On July 8, 2010, Sichuan Shesays established a PRC limited liability company, Leshan Jiazhou Shesays Junge Cosmetology Company Limited (“Leshan Jiazhou Shesays”) with a registered capital of  $736,594 to which Sichuan Shesays contributed  $265,984 in cash and a set of machinery totaling  $470,610 in lieu of cash. Leshan Jiazhou Shesays is a clinic for providing professional medical beauty services and cosmetic surgery services to customers in PRC. In accordance with its business permit, the Company’s right of operation expires on June 17, 2014.

On August 18, 2010, Sichuan Shesays together with a third party established a PRC limited liability company, Yibin Shesays Junge Cosmetology Clinic Company Limited (“Yibin Shesays”) with a registered capital of  $734,981. Sichuan Shesays contributed  $587,985 in cash to the registered capital of Yibin Shesays, representing 80% of the equity of Yibin Shesays. Yibin Shesays is a clinic for providing professional medical beauty services and cosmetic surgery services to customers in PRC. In accordance with its business permit, the Company’s right of operation expires on December 31, 2014.

On October 20, 2010, Sichuan Shesays established a PRC limited liability company, Zigong Shesays Junge Cosmetology Clinic Company Limited (“Zigong Shesays”) with a registered capital of  $751,213. Sichuan Shesays contributed  $244,219 in cash and a set of machinery totaling  $506,994 in lieu of cash. Zigong Shesays is a clinic for providing professional medical beauty services and cosmetic surgery services to customers in PRC. In accordance with its business permit, the Company’s right of operation expires on October 19, 2014.

China Shesays, Perfect Support, Chengdu Boan, Sichuan Shesays, Leshan Jiazhou Shesays, Yibin Shesays and Zigong Shesays are hereinafter referred to as (“the Company”).

PRINCIPLES OF CONSOLIDATION / COMBINATION	6 Months Ended
Jun. 30, 2011
PRINCIPLES OF CONSOLIDATION / COMBINATION [Text Block]
NOTE 4	PRINCIPLES OF CONSOLIDATION / COMBINATION

The accompanying unaudited condensed consolidated financial statements for the three months ended March 31, 2011 include the financial statements of China Shesays, its wholly owned subsidiaries, Perfect Support and Chengdu Boan and the contractually controlled affiliate, Sichuan Shesays and its wholly owned subsidiaries, Leshan Jiazhou Shesays , Zigong Shesays and 80% owned subsidiary, Yibin Shesays, The noncontrolling interests represent the noncontrolling stockholders’ 20% proportionate share of the results of Yibin Shesays.

The accompanying unaudited condensed combined financial statements for the three months ended March 31, 2010 include the financial statements of China Shesays and its contractually controlled affiliate, Sichuan Shesays for the three months ended March 31, 2010.

All significant inter-company balances and transactions have been eliminated in consolidation / combination.

USE OF ESTIMATES	6 Months Ended
Jun. 30, 2011
USE OF ESTIMATES [Text Block]
NOTE 5	USE OF ESTIMATES

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidation financial statements and the reported amounts of revenue and expenses during the reporting period.

Customer reward program

The Company measures the cost of the credit point by reference of services redeemed in the prior years and the probability of redemption are estimated by the directors based on the past history. Actual results may be different from the estimation.

Variable interest entities

Current PRC laws and regulations require any foreign entities that invest directly in the medical services industry to have direct operations in the medical industry outside of China. In addition, foreign entity is not allowed in China to setup wholly-owned medical institute although the foreign entity is permitted to set a joint venture medical institute at maximum of 70%.

The Company does not currently directly operate medical services outside of China and cannot qualify under PRC regulations before the Company commences any such operations outside of China. While the Company’s indirect PRC operating subsidiaries are eligible for the required licenses for providing medical services in China and some of the indirect PRC operating subsidiaries have obtained such licenses, the Company has been using and is expected to continue to use the PRC operating affiliates and their subsidiaries.

Management estimated that the risk of loss in respect of the Company’s current ownership structure or the contractual arrangements is remote.

RECENT ACCOUNTING STANDARDS AND PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2011
RECENT ACCOUNTING STANDARDS AND PRONOUNCEMENTS [Text Block]
NOTE 6	RECENT ACCOUNTING STANDARDS AND PRONOUNCEMENTS

In December 2010, FASB issued ASU 2010-29 Business Combinations (Topic 805)-Disclosure of Supplementary Pro Forma Information for Business Combinations. The objective of this Update is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this Update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this Update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The adoption of this standard is not expected to have material impact on the Company’s consolidated financial statements.

In February 2010, FASB issued ASU 2010-9 Subsequent Events (Topic 855) Amendments to Certain Recognition and Disclosure Requirements ("ASU 2010-9"). ASU 2010-9 amends disclosure requirements within Subtopic 855-10. An entity that is an SEC filer is not required to disclose the date through which subsequent events have been evaluated. This change alleviates potential conflicts between Subtopic 855-10 and the SEC's requirements. ASU 2010-9 is effective for interim and annual periods ending after June 15, 2010. The adoption of this standard is not expected to have material impact on the Company’s consolidated financial statements.

In October 2009, the FASB issued ASU 2009-13, “Multiple-Deliverable Revenue Arrangements”, now codified under FASB ASC Topic 605, “Revenue Recognition”, (“ASU 2009-13”). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendments eliminate the residual method of revenue allocation and require revenue to be allocated using the relative selling price method. ASU 2009-13 should be applied on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The adoption of this standard is not expected to have material impact on the Company’s consolidated financial statements.

DEFINED CONTRIBUTION RETIREMENT PLANS	6 Months Ended
Jun. 30, 2011
DEFINED CONTRIBUTION RETIREMENT PLANS [Text Block]
NOTE 17	DEFINED CONTRIBUTION RETIREMENT PLANS

As stipulated by the regulations of the PRC government, companies operating in the PRC have defined contribution retirement plans for their employees. The PRC government is responsible for the pension liability to these retired employees. The Company was required to make specified contributions to the state-sponsored retirement plan based on the basic salary cost of their staff. Each of the employees of the PRC subsidiaries is also required to contribute certain percentage of his/her basic salary.

Contributions to defined contribution retirement plan for the three months periods ended March 31, 2011 and 2010 were $62,747 and $35,937 respectively.